UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Discovery Fund
September 30, 2009 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Consumer Discretionary--11.5%
Callaway Golf	95,770	728,810
Carter's	46,820 a	1,250,094
Cato, Cl. A	70,490 b	1,430,242
Chipotle Mexican Grill, Cl. B	8,076 a	672,085
Citi Trends	42,080 a,b	1,198,018
Columbia Sportswear	16,250 b	668,850
Gentex	47,000 b	665,050
Hibbett Sports	37,420 a,b	682,167
Inter Parfums	53,830 b	657,264
Interface, Cl. A	86,380	716,954
Lions Gate Entertainment	192,460 a,b	1,185,554
Lumber Liquidators	17,940 a,b	389,119
Movado Group	43,810 b	636,559
OfficeMax	59,570 a	749,391
Papa John's International	39,220 a	963,635
PEP Boys-Manny Moe & Jack	69,720	681,164
Pool	37,370 b	830,361
Wolverine World Wide	24,830 b	616,777
		14,722,094
Consumer Staples--3.6%
Alberto-Culver	44,620	1,235,082
Casey's General Stores	20,630	647,369
Central Garden & Pet	45,460 a,b	534,155
Hain Celestial Group	32,400 a,b	621,108
Jarden	30,370	852,486
Peet's Coffee & Tea	18,150 a,b	512,375
Seneca Foods, Cl. A	9,290 a	254,546
		4,657,121
Energy--4.9%
Arena Resources	36,950 a	1,311,725
Comstock Resources	33,500 a	1,342,680
Dril-Quip	25,160 a	1,248,942
Key Energy Services	90,670 a	788,829
Oil States International	24,610 a,b	864,549
Pioneer Drilling	29,720 a	218,145
Plains Exploration & Production	20,470 a	566,200
		6,341,070
Exchange Traded Funds--.8%
iShares Russell 2000 Growth Index
Fund	15,740	1,029,711
Financial--8.6%
Altisource Portfolio Solutions	46,550 a	672,182
Arch Capital Group	18,100 a	1,222,474
Duff & Phelps, Cl. A	19,430	372,279
Hatteras Financial	40,780 b	1,222,584

Knight Capital Group, Cl. A	76,240 a	1,658,220
RLI	8,770 b	462,881
Starwood Property Trust	62,300	1,261,575
Tower Group	50,280	1,226,329
Validus Holdings	52,980	1,366,884
Westamerica Bancorporation	31,310 b	1,628,120
		11,093,528
Health Care--26.2%
Affymetrix	94,460 a	829,359
Alexion Pharmaceuticals	21,200 a,b	944,248
Allscripts-Misys Healthcare
Solutions	80,220 a,b	1,626,059
Alnylam Pharmaceuticals	26,828 a,b	608,459
Analogic	15,360 b	568,627
AngioDynamics	49,280 a,b	679,078
ArQule	72,050 a	327,107
Bio-Rad Laboratories, Cl. A	9,160 a	841,621
Cardiome Pharma	111,940 a	484,700
Catalyst Health Solutions	31,990 a	932,508
Centene	34,540 a	654,188
Chemed	21,220 b	931,346
Coherent	45,790 a,b	1,067,823
Cyberonics	33,280 a	530,483
Cytokinetics	80,240 a	424,470
Eclipsys	46,410 a,b	895,713
Emergency Medical Services, Cl. A	23,676 a	1,100,934
Emergent Biosolutions	33,980 a	600,087
ev3	51,940 a	639,381
Exelixis	118,480 a	755,902
Haemonetics	14,880 a	835,066
Human Genome Sciences	64,910 a,b	1,221,606
MAP Pharmaceuticals	36,780 a,b	384,719
MEDNAX	17,220 a	945,722
Natus Medical	68,990 a	1,064,516
Nektar Therapeutics	65,270 a	635,730
NuVasive	28,740 a,b	1,200,182
OncoGenex Pharmaceutical	18,070 a,b	650,520
Owens & Minor	15,520	702,280
PerkinElmer	50,880 a	978,931
PharMerica	28,190 a,b	523,488
Phase Forward	43,970 a	617,339
PSS World Medical	29,570 a,b	645,513
Quality Systems	10,460 b	644,022
Resmed	22,020 a	995,304
Salix Pharmaceuticals	28,310 a	601,871
SonoSite	43,410 a	1,148,629
SXC Health Solutions	26,080 a	1,220,283
Thermo Fisher Scientific	21,820 a	952,879
Thoratec	16,540 a,b	500,666
United Therapeutics	12,740 a,b	624,133
Volcano	63,511 a	1,068,255
		33,603,747

Industrial--11.4%
Administaff	62,380 b	1,638,723
Applied Industrial Technologies	30,920	654,267
Barnes Group	62,700 b	1,071,543
Columbus McKinnon	41,280 a	625,392
Cornell	49,530 a,b	1,111,453
EnerSys	56,270 a	1,244,692
EnPro Industries	41,280 a,b	943,661
Exponent	18,240 a	513,821
GrafTech International	50,020 a	735,294
Great Lakes Dredge and Dock	55,740	389,065
Haynes International	14,170 a	450,889
Heidrick & Struggles International	29,110 b	677,099
Hub Group, Cl. A	26,380 a	602,783
ICF International	43,510 a	1,319,223
Mueller Industries	52,220	1,246,491
Old Dominion Freight Line	4,790 a,b	145,760
Quanex Building Products	89,770	1,289,097
		14,659,253
Information Technology--26.6%
3PAR	87,450 a,b	964,573
Acxiom	133,140 a	1,259,504
ADTRAN	27,270 b	669,479
Advanced Energy Industries	86,740 a	1,235,178
AsiaInfo Holdings	30,970 a	618,471
Atheros Communications	19,010 a,b	504,335
ATMI	53,350 a	968,303
CACI International, Cl. A	19,550 a	924,129
Celestica	70,490 a	668,245
Cogent	45,290 a	457,429
CyberSource	93,190 a,b	1,553,477
F5 Networks	17,010 a	674,106
FEI	28,060 a	691,679
Intermec	17,780 a	250,698
International Rectifier	50,510 a,b	984,440
Internet Capital Group	44,320 a	370,515
j2 Global Communications	33,600 a,b	773,136
Jabil Circuit	76,450	1,025,195
JDA Software Group	31,750 a	696,595
Lawson Software	99,470 a	620,693
Mellanox Technologies	41,440 a	679,202
Mentor Graphics	143,430 a	1,335,333
Metavante Technologies	19,019 a	655,775
NCI, Cl. A	12,780 a	366,275
NETGEAR	34,340 a,b	630,139
NetScout Systems	62,760 a,b	847,888
Novatel Wireless	49,610 a,b	563,570
Novellus Systems	30,940 a	649,121
Pericom Semiconductor	2,620 a	25,702
PMC-Sierra	170,350 a	1,628,546
Polycom	74,080 a,b	1,981,640
Quest Software	107,380 a	1,809,353

SkillSoft, ADR	159,480 a	1,531,008
SuccessFactors	48,600 a,b	683,802
Take-Two Interactive Software	101,140 a,b	1,133,779
Ultratech	33,980 a	449,555
Verigy	100,190 a,b	1,164,208
Vishay Intertechnology	149,920 a	1,184,368
Volterra Semiconductor	50,420 a	926,215
		34,155,659
Materials--3.2%
Aurizon Mines	112,773 a	491,690
Crane	25,380	655,058
H.B. Fuller	48,100	1,005,290
Horsehead Holding	51,430 a	602,760
Penn Virginia	57,960	1,327,864
		4,082,662
Telecommunications--.9%
Above Net	8,710 a,b	424,700
TeleCommunication Systems, Cl. A	83,390 a	697,140
		1,121,840
Total Common Stocks
(cost $113,226,014)		125,466,685

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,652,000)	3,652,000 [c]	3,652,000
Investment of Cash Collateral for
Securities Loaned--16.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,149,185)	21,149,185 [c]	21,149,185

Total Investments (cost $138,027,199)	117.0%	150,267,870
Liabilities, Less Cash and Receivables	(17.0%)	(21,782,843)
Net Assets	100.0%	128,485,027

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $20,491,235 and the total market value of the collateral held by the fund is $21,149,185.
c	Investment in affiliated money market mutual fund.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	120,642,860	-	-	120,642,860
Equity Securities - Foreign+	3,794,114	-	-	3,794,114
Mutual Funds/Exchange Traded	25,830,896	-	-	25,830,896
Funds
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors.

These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
September 30, 2009 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--12.0%
Abercrombie & Fitch, Cl. A	57,720 a	1,897,833
Autoliv	77,190	2,593,584
Carnival	72,904	2,426,245
Gap	166,150	3,555,610
Home Depot	102,578	2,732,678
Interpublic Group of Cos.	327,450 a,b	2,462,424
Kohl's	59,720 a,b	3,407,026
Limited Brands	146,740	2,493,113
Newell Rubbermaid	208,650	3,273,719
Nordstrom	100,030 a	3,054,916
Staples	172,170 a	3,997,787
Target	104,050	4,857,054
Time Warner	84,176	2,422,585
		39,174,574
Consumer Staples--13.4%
Cadbury, ADR	36,970	1,893,234
Coca-Cola Enterprises	169,620	3,631,564
Colgate-Palmolive	85,047	6,487,385
Dean Foods	117,840 b	2,096,374
Estee Lauder, Cl. A	71,290	2,643,433
Kroger	141,400	2,918,496
PepsiCo	192,010	11,263,307
Philip Morris International	199,980	9,747,025
Whole Foods Market	94,260 a,b	2,873,987
		43,554,805
Energy--5.0%
Cameron International	46,710 a,b	1,766,572
Consol Energy	40,100	1,808,911
Halliburton	68,840	1,866,941
Noble Energy	24,660	1,626,574
Occidental Petroleum	41,700	3,269,280
Southwestern Energy	70,510 b	3,009,367
Transocean	18,220 b	1,558,356
XTO Energy	36,240	1,497,437
		16,403,438
Financial--4.2%
Ameriprise Financial	56,450	2,050,828
BlackRock	8,070 a	1,749,737
Goldman Sachs Group	17,350	3,198,473
Principal Financial Group	63,730	1,745,565
Prudential Financial	34,340	1,713,909
State Street	63,070	3,317,482
		13,775,994
Health Care--18.2%
Aetna	52,660	1,465,528
Alexion Pharmaceuticals	46,810 b	2,084,917
Amgen	94,250 b	5,676,677
Baxter International	65,160	3,714,771
Celgene	56,310 a,b	3,147,729
Covidien	58,307	2,522,361
DaVita	37,370 b	2,116,637
Gilead Sciences	96,086 b	4,475,686
Hospira	38,450 b	1,714,870
Johnson & Johnson	132,860	8,089,845
Life Technologies	45,916 b	2,137,390
Medco Health Solutions	58,770 b	3,250,569
MEDNAX	40,380 b	2,217,670
Merck & Co.	122,500 a	3,874,675
Pfizer	155,644	2,575,908
Shire, ADR	31,230	1,633,017
St. Jude Medical	64,150 b	2,502,492
Universal Health Services, Cl. B	34,170	2,116,148

Vertex Pharmaceuticals	55,240 a,b	2,093,596
Zimmer Holdings	34,430 b	1,840,284
		59,250,770
Industrial--9.8%
Caterpillar	77,220 a	3,963,702
Cummins	54,350	2,435,424
Danaher	27,460 a	1,848,607
Dover	78,161	3,029,520
Fluor	59,670	3,034,220
JetBlue Airways	331,620 a,b	1,983,088
Norfolk Southern	61,360	2,645,230
Parker Hannifin	61,210	3,173,126
Raytheon	52,830	2,534,255
Tyco International	96,610	3,331,113
Union Pacific	64,035	3,736,442
		31,714,727
Information Technology--33.3%
Activision Blizzard	235,420 b	2,916,854
Apple	72,874 b	13,508,653
Autodesk	72,960 b	1,736,448
BMC Software	83,430 b	3,131,128
Broadcom, Cl. A	150,126 b	4,607,367
Cisco Systems	555,290 b	13,071,527
Dell	303,460 b	4,630,800
EMC	183,850 b	3,132,804
Google, Cl. A	18,876 b	9,359,665
Hewlett-Packard	178,480 a	8,426,041
Informatica	115,420 a,b	2,606,184
Juniper Networks	152,704 a,b	4,126,062
Microsoft	592,770	15,346,815
Oracle	320,020	6,669,217
Sybase	83,380 b	3,243,482
Teradata	89,390 b	2,460,013
Visa, Cl. A	50,592	3,496,413
VMware, Cl. A	62,020 a,b	2,491,343
Western Union	181,580	3,435,494
		108,396,310
Materials--3.8%
Albemarle	66,660	2,306,436
Alcoa	134,680	1,767,001
Celanese, Ser. A	120,990	3,024,750
E.I. du Pont de Nemours & Co.	66,750	2,145,345
Freeport-McMoRan Copper & Gold	42,530	2,917,983
		12,161,515
Utilities--.4%
FPL Group	24,970	1,379,093
Total Common Stocks
(cost $279,471,852)		325,811,226

Investment of Cash Collateral for
Securities Loaned--9.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,670,845)	29,670,845 [c]	29,670,845

Total Investments (cost $309,142,697)	109.2%	355,482,071
Liabilities, Less Cash and Receivables	(9.2%)	(29,924,692)
Net Assets	100.0%	325,557,379

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $28,941,956 and the total market value of the collateral held by the fund is $29,670,845.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $309,142,697.

Net unrealized appreciation on investments was $46,339,374 of which $49,469,638 related to appreciated investment securities and $3,130,264 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 - Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	319,691,391	-	-	319,691,391
Equity Securities - Foreign+	6,119,835	-	-	6,119,835
Mutual Funds	29,670,845	-	-	29,670,845
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sales price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2009 (Unaudited)

Common Stocks--96.2%	Shares	Value ($)
Consumer Discretionary--24.1%
Advance Auto Parts	58,000 a	2,278,240
Aeropostale	71,000 a,b	3,086,370
Bed Bath & Beyond	65,000 a,b	2,440,100
Chipotle Mexican Grill, Cl. A	27,680 a,b	2,686,344
DeVry	45,000	2,489,400
Family Dollar Stores	77,000 a	2,032,800
GameStop, Cl. A	92,000 a,b	2,435,240
Kohl's	57,000 b	3,251,850
NetFlix	65,000 a,b	3,001,050
Priceline.com	30,000 a,b	4,974,600
TJX Cos.	25,000	928,750
		29,604,744
Consumer Staples--1.8%
Hansen Natural	58,500 b	2,149,290

Energy--10.0%
Cameron International	57,000 a,b	2,155,740
Consol Energy	80,000	3,608,800
Noble	87,000	3,302,520
Southwestern Energy	75,000 b	3,201,000
		12,268,060
Financial--1.1%
Hudson City Bancorp	100,000	1,315,000
Health Care--14.6%
Alexion Pharmaceuticals	64,500 b	2,872,830
AmerisourceBergen	134,000	2,998,920
Cephalon	15,000 a,b	873,600
Illumina	66,000 a,b	2,805,000
Mead Johnson Nutrition, Cl. A	71,000 a	3,202,810
St. Jude Medical	65,500 b	2,555,155
Varian Medical Systems	62,700 a,b	2,641,551
		17,949,866
Industrials--18.2%
Alliant Techsystems	28,000 a,b	2,179,800
C.H. Robinson Worldwide	56,000 a	3,234,000
Cummins	43,000	1,926,830
Diamond Offshore Drilling	32,000 a	3,056,640
First Solar	12,300 a,b	1,880,178
Flowserve	50,000	4,927,000
Jacobs Engineering Group	33,000 a,b	1,516,350
Joy Global	30,000 a	1,468,200
Stericycle	45,000 b	2,180,250
		22,369,248
Information Technology--24.3%
Akamai Technologies	191,000 a,b	3,758,880
Baidu, ADR	8,500 a,b	3,323,925
BMC Software	110,000 b	4,128,300
Broadcom, Cl. A	50,000 b	1,534,500
Cognizant Technology Solutions,
Cl. A	40,000 b	1,546,400
Dolby Laboratories, Cl. A	100,000 a,b	3,819,000
FactSet Research Systems	38,000	2,517,120
Juniper Networks	68,000 b	1,837,360
MasterCard, Cl. A	11,000 a	2,223,650
McAfee	56,000 b	2,452,240
Shanda Interactive Entertainment,
ADR	52,000 a,b	2,662,400
		29,803,775
Telecommunication Services--2.1%
American Tower, Cl. A	62,000 a,b	2,256,800
Metropcs Communications	40,000 b	374,400
		2,631,200

Total Common Stocks
(cost $106,296,676)		118,091,183

Other Investment--4.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,078,000)	5,078,000 [c]	5,078,000
Investment of Cash Collateral for
Securities Loaned--32.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $39,373,660)	39,373,660 [c]	39,373,660
Total Investments (cost $150,748,336)	132.4%	162,542,843
Liabilities, Less Cash and Receivables	(32.4%)	(39,782,679)
Net Assets	100.0%	122,760,164

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $38,518,188 and the total market value of the collateral held by the fund is $39,373,660.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $150,748,336. Net unrealized appreciatio on investments was $11,794,507 of which $19,360,430 related to appreciated investment securities and $7,565,923 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical investments.

Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	112,104,858		-	- 112,104,858
Equity Securities - Foreign+	5,986,325		-	- 5,986,325
Mutual Funds	44,451,660		-	- 44,451,660
Other Financial Instruments++	-		-	- -
Liabilities ($)
Other Financial Instruments++	-		-	- -

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Passport Fund
September 30, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Australia--4.5%
Australian Worldwide Exploration	73,071	175,300
Centennial Coal	67,692	192,248
Computershare	20,778	204,520
Crane Group	24,800	239,953
Downer	38,710	279,624
FKP Property Group	225,350	151,056
JB Hi-Fi	11,560	202,490
Metcash	47,150	187,138
Sino Gold Mining	30,030 a	178,518
		1,810,847
Austria--1.4%
bwin Interactive Entertainment	7,220 a	327,495
Conwert Immobilien Invest	16,530 a	227,114
		554,609
Belgium--1.1%
Bekaert	2,250	297,715
Cofinimmo	1,070	149,549
		447,264
Canada--7.5%
Altagas Income Trust	7,190	118,624
Biovail	16,210	250,177
Emera	5,430	107,799
First Quantum Minerals	1,910	124,907
Home Capital Group	3,500	125,070
HudBay Minerals	17,230 a	207,649
IAMGOLD	15,740	222,483
Laurentian Bank of Canada	7,000	250,925
Pacific Rubiales Energy	11,610 a	143,824
Quadra Mining	28,040 a	381,149
Red Back Mining	32,880 a	369,531
Rona	11,040 a	154,709
Silver Standard Resources	7,180 a	154,815
Sino-Forest	16,620 a	262,560
Transcontinental, Cl. A	13,680	157,453
		3,031,675
China--.5%
Weichai Power, Cl. H	41,000	216,115
Finland--2.6%
Huhtamaki	22,300	283,877
Konecranes	4,400	125,414
Oriola-KD, Cl. B	42,800	258,642
Outotec	6,930	220,444
Sponda	43,900 a	174,076
		1,062,453
France--9.2%
Air France	12,670 a	230,252
Atos Origin	6,270 a	316,514
Cap Gemini	3,964	207,617
CNP Assurances	2,490	253,689
Faiveley	2,120	182,180
Fonciere des Regions	2,257	262,843
Gecina	1,900	226,578
Havas	91,428	387,823
Ipsen	4,067	222,741
Neopost	1,580	141,787
Nexity	5,190	206,824
Publicis Groupe	5,250	210,559
Safran	13,720	257,063
SCOR	8,150	222,762
Technip	6,300	402,375
		3,731,607
Germany--6.2%
Deutsche Lufthansa	11,281	199,893

GEA Group	19,610	409,169
Hannover Rueckversicherung	3,520 a	161,365
Infineon Technologies	28,254 a	159,371
Kloeckner & Co.	8,442 a	193,439
Lanxess	7,110	245,000
MTU Aero Engines Holding	6,500	307,771
Rheinmetall	4,760	281,799
Rhoen Klinikum	8,360	212,722
Salzgitter	3,368	322,789
		2,493,318
Greece--1.0%
Hellenic Exchanges	11,410	144,914
Public Power	10,930 a	243,251
		388,165
Hong Kong--2.1%
Chaoda Modern Agriculture Holdings	206,000	124,401
China Agri-Industries Holdings	296,000	276,528
Comba Telecom Systems Holdings	140,000	142,713
Neo-China Land Group Holdings	493,500 a,b	47,759
Peace Mark Holdings	586,000 a,b	0
Tianneng Power International	286,000	147,617
Xtep International Holdings	229,500	111,051
		850,069
Ireland--.9%
DCC	13,476	346,579
Italy--5.3%
ACEA	8,916	116,696
Banca Popolare di Milano Scarl	41,787	317,944
Benetton Group	20,025	202,761
Buzzi Unicem	12,594	217,446
DiaSorin	5,650	190,144
Fondiaria-Sai	15,540	326,749
Indesit	34,110 a	339,887
Maire Tecnimont	54,300	263,781
Recordati	24,740	175,026
		2,150,434
Japan--18.9%
Alps Electric	29,800 a	171,993
Chiba Bank	26,000	161,070
Circle K Sunkus	19,600	295,911
COMSYS Holdings	12,000	131,565
Daifuku	25,000	167,409
Daito Trust Construction	1,800	78,618
Disco	2,900	193,226
F.C.C.	15,000	261,393
Fukuoka Financial Group	31,000	128,836
Funai Electric	3,700	169,025
Goldcrest	9,830	297,364
H.I.S.	6,900	142,382
Hino Motors	36,000	136,780
Japan Aviation Electronics Industry	30,000	179,164
Japan Excellent	18	98,273
K's Holdings	7,600	254,886
Kaneka	31,000	222,786
Kansai Paint	29,000	226,184
Keihin	27,800	460,907
Kuroda Electric	900	11,031
Kyorin	12,000	203,900
Lintec	8,400	160,045
Matsui Securities	27,600	225,105
Matsumotokiyoshi Holdings	6,800	169,716
Noritz	13,700	183,633
NTN	30,000	124,345
Pacific Metals	14,000	106,228
Pigeon	5,100	202,864
Point	4,700	311,064
Seino Holdings	24,000	207,777
Shimachu	7,400	194,173
Shinko Electric Industries	9,100	162,127

Sohgo Security Services	11,100	131,716
Star Micronics	12,400	115,365
Sumitomo Bakelite	27,000	143,198
Tokai Rika	7,800	140,009
Tokyo Ohka Kogyo	7,900	177,805
Tokyu REIT	20	99,833
Top REIT	29	139,588
Toshiba Machine	49,000	180,713
Towa Pharmaceutical	3,800	186,719
Yamaguchi Financial Group	28,000	290,451
		7,645,177
Luxembourg--.5%
Gagfah	19,400	214,884
Netherlands--2.6%
CSM	8,290	209,242
Gemalto	4,195 a	195,592
Imtech	7,742	197,393
Koninklijke Vopak	3,260 a	211,600
Mediq	14,210	235,056
		1,048,883
Norway--1.8%
Atea	34,500	218,097
Petroleum Geo-Services	32,200 a	314,259
TGS Nopec Geophysical	13,200 a	197,755
		730,111
Singapore--.4%
Suntec Real Estate Investment Trust	228,000	171,636
South Korea--4.7%
Daegu Bank	7,780	111,624
Daishin Securities	7,520	103,425
Honam Petrochemical	2,515	189,388
Kiwoom Securities	2,457	93,553
Korea Plant Service & Engineering	8,030	220,878
LG Dacom	18,620	316,156
Nexen Tire	53,730	278,708
PARTRON	13,180	139,308
People & Telecommunication	9,732	95,015
Youngone	27,990 a	176,081
Youngone Holdings	10,030	192,868
		1,917,004
Spain--3.8%
Almirall	17,351	225,193
Bankinter	16,037	202,390
Corporacion Financiera Alba	3,951	225,406
Enagas	11,614	242,670
Prosegur Cia de Seguridad	11,350	451,555
Viscofan	8,070	196,250
		1,543,464
Sweden--.5%
Fabege	34,970	205,727
Switzerland--5.6%
Actelion	3,190 a	198,143
Adecco	3,403	180,990
Banque Cantonale Vaudoise	380	156,622
Kuoni Reisen Holding	725	269,426
Panalpina Welttransport Holding	2,420	199,954
Petroplus Holdings	7,750 a	195,545
Schindler Holding	5,810	398,456
Swiss Life Holding	3,230 a	382,238
Temenos Group	13,120 a	307,738
		2,289,112
United Kingdom--16.5%
3i Group	34,090	157,208
Afren	231,930 a	297,408
AMEC	14,670	176,981
ASOS	37,080 a	207,376
Autonomy	11,210 a	291,795
Balfour Beatty	37,410	192,484
Beazley	85,290	160,817

Berkeley Group Holdings	14,900 a	210,946
Big Yellow Group	18,660 a	111,813
Catlin Group	30,620	171,932
Charter International	12,680	138,993
Chemring Group	6,680	260,872
Close Brothers Group	15,368	195,470
Cookson Group	37,586 a	246,902
Croda International	20,140	211,112
Dana Petroleum	5,942 a	133,116
Davis Service Group	32,800	210,221
Domino's Pizza UK & IRL	53,900	251,491
Game Group	80,320	204,965
GKN	124,944 a	227,000
Halfords Group	41,800	235,243
Henderson Group	64,260	132,459
IG Group Holdings	34,160	181,875
IMI	45,830	327,786
Interserve	63,047	231,709
Spectris	20,716	233,867
Spirent Communications	178,878	249,386
Thomas Cook Group	101,860	378,097
Tomkins	56,020	168,824
Tui Travel	69,507	282,773
Tullet Prebon	33,960	212,067
		6,692,988

Total Investments (cost $34,250,451)	97.6%	39,542,121
Cash and Receivables (Net)	2.4%	983,809
Net Assets	100.0%	40,525,930

a	Non-income producing security.
b	Illiquid securities, fair valued by management. At the period end, the value of these securities amounted to $47,759 or 0.1% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $34,250,451.

Net unrealized appreciation on investments was $5,291,670 of which $7,530,551 related to appreciated investment securities and $2,238,881 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
September 30, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	11	459,842	December 2009	3,869
Topix	2	202,786	December 2009	(6,400)

Gross Unrealized Appreciation				3,869
Gross Unrealized Depreciation				(6,400)

At September 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	at 9/30/2009 ($)
Sells:
Canadian Dollar,
Expiring 10/1/2009	28,090	25,816	26,243	(427)
Japanese Yen,
Expiring 10/1/2009	16,867,122	187,392	187,935	(543)
				(970)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, pre credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of inv

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	39,494,362	-	47,759	39,542,121
Other Financial Instruments++	3,869	-	-	3,869
Liabilities ($)
Other Financial Instruments++	(6,400)	(970)	-	(7,370)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities
Foreign ($)
Balance as of 12/31/2008	66,861
Realized gain (loss)	-
Change in unrealized appreciation	(13,922)
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	(5,180)
Balance as of 9/30/2009	47,759

epayment spee

estments).

STATEMENT OF INVESTMENTS
Dreyfus Global Growth Fund
September 30, 2009 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Australia--3.3%
AGL Energy	6,660	80,299
BHP Billiton	16,772	558,135
Centennial Coal	35,230	100,054
Computershare	10,542	103,766
Westfield Group	10,910	133,754
Woodside Petroleum	2,070	95,176
		1,071,184
Belgium--.4%
Anheuser-Busch InBev	2,940	134,239
Canada--4.8%
Barrick Gold	3,400	128,771
Canadian National Railway	2,460	121,184
Canadian Natural Resources	1,530	103,344
EnCana	4,340	251,383
First Quantum Minerals	2,170	141,910
HudBay Minerals	16,590 a	199,936
IAMGOLD	9,440	133,433
Red Back Mining	11,820 a	132,842
Research In Motion	3,410 a	230,583
TransCanada	3,040	94,773
		1,538,159
Finland--.8%
Fortum	3,970	101,773
Metso	5,970	167,981
		269,754
France--4.0%
Atos Origin	1,620 a	81,779
AXA	3,259	88,219
BNP Paribas	1,364	108,972
BNP Paribas (Rights)	1,364 a	2,954
Credit Agricole	5,050	105,518
GDF Suez	4,024	178,670
Sanofi-Aventis	2,623	192,475
Technip	1,580	100,913
Total	5,308	315,367
Vallourec	740	125,385
		1,300,252
Germany--3.6%
BASF	3,680	194,977
Bayer	2,510	173,900
GEA Group	6,520	136,042
HeidelbergCement	2,350	152,121
HeidelbergCement (Rights)	1,590 a	8,562
Rheinmetall	1,930	114,259
RWE	1,622	150,635
Salzgitter	1,210	115,967
Siemens	1,190	110,184
		1,156,647
Hong Kong--1.2%
China Agri-Industries Holdings	130,000	121,448
Hutchison Whampoa	21,000	151,610
New World Development	47,000	101,159
		374,217
Italy--.2%
Terna Rete Elettrica Nazionale	18,830	73,427
Japan--8.0%
Amada	6,000	40,379
Central Japan Railway	21	150,919
Daito Trust Construction	1,900	82,986
Fast Retailing	1,800	227,833
Fujitsu	26,000	170,050
Honda Motor	4,900	150,958
JSR	4,200	86,106

KDDI	12	67,655
Lawson	5,400	250,897
Matsui Securities	9,400	76,666
Mitsubishi UFJ Financial Group	22,800	122,447
Murata Manufacturing	3,100	147,142
Sankyo	3,400	212,903
Shimano	2,300	99,432
Shinko Electric Industries	6,600	117,587
Softbank	6,300	138,495
Tokyo Gas	21,000	87,276
Toyoda Gosei	4,100	119,916
Toyota Tsusho	5,000	75,432
Yamato Holdings	10,000	164,345
		2,589,424
Netherlands--1.9%
Fugro	1,750	101,055
Imtech	4,576	116,671
Koninklijke DSM	2,470	103,183
Koninklijke Vopak	2,440 a	158,375
TNT	5,220	140,080
		619,364
Norway--.4%
Petroleum Geo-Services	14,200 a	138,586
Singapore--1.0%
SembCorp Marine	34,000	76,784
Wilmar International	58,000	260,322
		337,106
Spain--3.4%
Banco Santander	19,510	314,019
Iberdrola	10,390	101,934
Inditex	4,670	267,929
Telefonica	14,800	408,314
		1,092,196
Sweden--1.4%
Alfa Laval	10,060	118,076
Autoliv	3,930	132,048
Electrolux, Ser. B	9,510 a	217,647
		467,771
Switzerland--4.5%
Credit Suisse Group	3,100	172,056
Nestle	15,330	653,449
Petroplus Holdings	3,770 a	95,123
Roche Holding	3,287	531,441
		1,452,069
United Kingdom--10.5%
3i Group	18,747	86,453
ASOS	14,500 a	81,094
Barclays	17,410 a	102,932
BG Group	15,190	263,838
British American Tobacco	13,857	434,650
BT Group	42,010	87,266
Cadbury, ADR	1,830	93,714
Compass Group	15,410	94,136
Domino's Pizza UK & IRL	20,290	94,671
Eurasian Natural Resources	6,250	87,535
GlaxoSmithKline	25,340	497,835
HSBC Holdings	8,070	92,329
IMI	14,450	103,350
Imperial Tobacco Group	4,010	115,849
Kazakhmys	7,260	124,592
Kingfisher	28,460	96,819
Legal & General Group	91,400	128,230
Shire	11,550	200,061
Shire, ADR	1,540	80,527
Tesco	44,590	284,717
Thomas Cook Group	35,600	132,145
WPP	13,280	113,952
		3,396,695
United States--49.3%

Abercrombie & Fitch, Cl. A	2,850	93,708
Activision Blizzard	11,590 a	143,600
Aetna	2,600	72,358
Albemarle	3,350	115,910
Alcoa	6,650	87,248
Alexion Pharmaceuticals	2,310 a	102,887
Ameriprise Financial	2,800	101,724
Amgen	4,730 a	284,888
Apple	3,695 a	684,942
Autodesk	3,650 a	86,870
Baxter International	3,220	183,572
BlackRock	410	88,896
BMC Software	4,150 a	155,749
Broadcom, Cl. A	7,644 a	234,594
Cameron International	2,460 a	93,037
Carnival	3,585	119,309
Caterpillar	3,800	195,054
Celanese, Ser. A	6,040	151,000
Celgene	2,790 a	155,961
Cisco Systems	27,830 a	655,118
Coca-Cola Enterprises	8,390	179,630
Colgate-Palmolive	4,270	325,715
Consol Energy	2,010	90,671
Covidien	2,880	124,589
Cummins	2,680	120,091
Danaher	1,370	92,228
DaVita	1,880 a	106,483
Dean Foods	5,780 a	102,826
Dell	14,960 a	228,289
Dover	4,066	157,598
E.I. du Pont de Nemours & Co.	3,280	105,419
EMC	9,273 a	158,012
Estee Lauder, Cl. A	3,600	133,488
Fluor	2,940	149,499
FPL Group	1,270	70,142
Freeport-McMoRan Copper & Gold	2,140	146,825
Gap	8,470	181,258
Gilead Sciences	4,725 a	220,091
Goldman Sachs Group	860	158,541
Google, Cl. A	952 a	472,049
Halliburton	3,420	92,750
Hewlett-Packard	8,850	417,809
Home Depot	5,085	135,464
Hospira	1,900 a	84,740
Informatica	5,790 a	130,738
Interpublic Group of Cos.	16,110 a	121,147
JetBlue Airways	16,310 a	97,534
Johnson & Johnson	6,570	400,047
Juniper Networks	7,640 a	206,433
Kohl's	2,950 a	168,298
Kroger	7,010	144,686
Life Technologies	2,270 a	105,669
Limited Brands	7,250	123,178
Medco Health Solutions	2,910 a	160,952
MEDNAX	2,030 a	111,488
Merck & Co.	6,060	191,678
Microsoft	29,742	770,020
Newell Rubbermaid	10,290	161,450
Noble Energy	1,230	81,131
Nordstrom	4,990	152,395
Norfolk Southern	3,020	130,192
Occidental Petroleum	2,070	162,288
Oracle	16,008	333,607
Parker Hannifin	3,010	156,038
PepsiCo	9,690	568,415
Pfizer	7,652	126,641
Philip Morris International	10,110	492,761
Principal Financial Group	3,180	87,100
Prudential Financial	1,690	84,348

Raytheon	2,600	124,722
Southwestern Energy	3,510 a	149,807
St. Jude Medical	3,220 a	125,612
Staples	8,540	198,299
State Street	3,140	165,164
Sybase	4,150 a	161,435
Target	5,200	242,736
Teradata	4,410 a	121,363
Time Warner	4,293	123,553
Transocean	910 a	77,832
Tyco International	4,750	163,780
Union Pacific	3,146	183,569
Universal Health Services, Cl. B	1,700	105,281
Vertex Pharmaceuticals	2,770 a	104,983
Visa, Cl. A	2,546	175,954
VMware, Cl. A	3,060 a	122,920
Western Union	9,110	172,361
Whole Foods Market	4,800 a	146,352
XTO Energy	1,800	74,376
Zimmer Holdings	1,700 a	90,865
		15,959,830

Total Investments (cost $28,450,599)	98.7%	31,970,920
Cash and Receivables (Net)	1.3%	420,350
Net Assets	100.0%	32,391,270

ADR - American Depository Receipts
a Non-income producing security.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $28,450,599.

Net unrealized appreciation on investments was $3,520,321 of which $4,172,596 related to appreciated investment securities and $652,275 related to depreciated investment securities.

At September 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 9/30/2009 ($)
Purchases:
British Pound, expiring 10/1/2009	12,449	19,889	19,892	3
Sales:		Proceeds ($)
Swiss Franc, expiring 10/1/2009	99,794	96,150	96,326	(176)
Japanese Yen, expiring 10/1/2009	16,351,281	181,661	182,187	(526)

Gross Unrealized Appreciation				3
Gross Unrealized Depreciation				(702)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	15,959,830	-	-	15,959,830
Equity Securities - Foreign+	16,011,090	-	-	16,011,090
Other Financial Instruments++	-	3	-	3
Liabilities ($)
Other Financial Instruments++	-	(702)	-	(702)

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

s,

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the

Company s Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying fina

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)